SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee and Nonemployee Stock Options [Member]
Securities not included in the computations of diluted earnings per share
Securities excluded from computation of diluted earnings per share (in shares)			0.2
Restricted Stock Units (RSUs) [Member]
Securities not included in the computations of diluted earnings per share
Securities excluded from computation of diluted earnings per share (in shares)	0.3	0.2	0.3